Cash and cash equivalents (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents
Cash	$ 58,450,680	$ 2,060,624
Cash equivalent	70,999,996	6,500,000
Cash and cash equivalents	$ 129,450,676	$ 8,560,624	$ 13,951,951	$ 6,839,172